RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
RESEARCH AND DEVELOPMENT EXPENSES.
Schedule of research and development expenses

	Year Ended December 31,
	2024	2023	2022

	U.S. dollars in thousands
Payroll and related expenses	222	390	661
Professional services	708	605	1,210
Share-based payments	156	138	1,151
Clinical and pre-clinical trials	114	1,891	3,872
Intellectual property development	238	222	180
Other	150	282	205
	1,588	3,528	7,279